Summary Prospectus and
Prospectus Supplement

December 7, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2017 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Global Franchise Portfolio

Global Quality Portfolio

International Equity Portfolio
(each, a "Fund")

Effective December 31, 2017, Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481, will no longer be a Sub-Adviser to any Fund. Accordingly, effective December 31, 2017, all references to Morgan Stanley Investment Management Company are hereby removed from each Fund's Summary Prospectus and Prospectus with respect to the Funds.

Please retain this supplement for future reference.

  IFIPMGFSUMPROSPT 12/17

Statement of Additional Information Supplement

December 7, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2017 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2017

Global Franchise Portfolio

Global Quality Portfolio

International Equity Portfolio
(each, a "Fund")

Effective December 31, 2017, Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481, will no longer be a Sub-Adviser to any Fund. Accordingly, effective December 31, 2017, all references to Morgan Stanley Investment Management Company are hereby removed from the Funds' Statement of Additional Information with respect to the Funds.

Please retain this supplement for future reference.